GEOGRAPHIC AND CUSTOMER INFORMATION	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
GEOGRAPHIC AND CUSTOMER INFORMATION
NOTE 9:-	GEOGRAPHIC AND CUSTOMER INFORMATION

a.	Geographic information:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location where the customers accept delivery of the products and services:

	Six Months Ended June 30,
	2023	2022
	(Unaudited)

Europe, Middle East and Africa (*)	$1,640	$2,000
Asia Pacific	260	334
North America (**)	576	1,237

	$2,476	$3,571

(*)	Includes revenue from Germany in the amount of $1,500 thousand and $1,926 thousand for the six months ended June 30, 2023 and 2022, respectively.

(**)	Includes revenues from United States only.

b.	Customers accounted for over 10% of revenue:

As of June 30, 2023, Customer A, B and C accounted for 41%, 23%, 16% of revenues, respectively.

As of June 30, 2022, Customer B accounted for 81% of revenues.